Income Taxes - Schedule Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Components Of Deferred Tax Assets [Abstract]
Inventories	$ 355	$ 275
Accrued expenses	3,761	8,483
Deferred government grants	1,066	684
Fixed assets	3,115	3,484
Tax losses carried forward	5,212	6,375
Less: valuation allowance	(7,711)	(9,981)
Deferred tax assets	$ 5,798	$ 9,320